SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details) - Vehicles [Member]	Mar. 31, 2025
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years